Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Loss for the period	SFr (20,839)	SFr (12,877)	SFr (36,932)	SFr (58,892)
Items that will not be reclassified to Statements of Loss:
Actuarial losses of defined benefit plans	(375)	(223)	(375)	(275)
Items that may be reclassified subsequently to loss:
Foreign currency translation differences	(1)	(1,313)	30	(3,291)
Other comprehensive loss for the period	(376)	(1,536)	(345)	(3,566)
Total comprehensive loss for the period	SFr (21,215)	SFr (14,413)	SFr (37,277)	SFr (62,458)